Subsequent Events	12 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 14. Subsequent Events

On August 13, 2025, the Company was listed on the Nasdaq Capital Market following the completion of its share offering. The Company began trading under the ticker symbol “BUUU” on this date. On August 27, 2025, the underwriters to the Company’s initial public offering had exercised the over-allotment option partially to purchase an additional 175,000 Class A Ordinary Shares. The gross proceeds received from the Company’s initial public offering, including the proceeds from the sale of the over-allotment shares, totaled US$6.7 million.

On September 23, 2025, the Company adopted an equity incentive plan (the “2025 Equity Incentive Plan”), to motivate, attract and retain directors, consultants, or key employees to exert their best efforts on behalf of the Company and link their personal interests to those of the Company’s shareholders. The maximum aggregate number of Class A ordinary shares authorized for issuance under the 2025 Equity Incentive Plan was 2,000,000.

Save as disclosed above, the Company’s management has evaluated subsequent events up to the date of these consolidated financial statements were available to be issued, pursuant to the requirements of ASC 855 and has determined there are no material subsequent events to disclose.